SHARE CAPITAL - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 15, 2021	Dec. 01, 2020	Jun. 30, 2021	Jul. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital
Shares issued	909,262	3,271,541	156,032	25,185
Consultants
Share Capital
Shares issued					0	0
Stock options
Share Capital
Shares available for issuance					1,870,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)					1,204,233	748,600	748,600	637,200
Options granted (in shares)					130,000		545,000	173,000
Options exercised (in shares)					(800)		(3,000)	(10,000)
Options canceled / expired (in shares)					(103,633)		(86,367)	(51,600)
Options at end of period (in shares)					1,229,800		1,204,233	748,600	637,200
Options vested and exercisable as at end of the period					882,542		729,687
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)					$ 5.56	$ 5.25	$ 5.25	$ 5.60
Options granted (in dollars per share)					5.16		6.17	4.75
Options exercised (in dollars per share)					5.04		6.40	2.50
Options canceled / expired (in dollars per share)					5.45		5.99	8.00
Exercise Price at end of period (in dollars per share)					4.98		5.56	$ 5.25	$ 5.60
Exercise Price vested and exercisable (in dollars per share)					$ 5.14		$ 5.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in years)					3 years		3 years 7 months 6 days	4 years	4 years 7 months 13 days
Weighted Average Remaining life vested and exercisable (in years)					2 years 3 months 18 days		3 years 3 months 18 days
Aggregate Intrinsic Value					$ 78		$ 1,148
Aggregate Intrinsic Value vested and exercisable					$ 78		$ 1,081
Stock options | Consultants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted (in shares)							0	0